Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 36,648,000
Previously Paid Amount	0
Total Fee Amount	5,610.81
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $36,648,000.
Net Fee	$ 5,610.81
Narrative - Max Aggregate Offering Price	$ 36,648,000
Final Prospectus	true